SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
SCHEDULE OF CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

	For the Year Ended December 31, 2025	For the Period from December 9, 2024 (inception) through December 31, 2024
Total assets	$178,292,737	$25,000

	For the Year Ended December 31, 2025	For the Period from December 9, 2024 (inception) through December 31, 2024
General and administrative expenses	$379,159	$5,112
Net earnings on marketable securities held in Trust Account	4,606,744	-
Net income (loss)	$4,244,525	$(5,112)